Revenue	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue	Revenue
The Company’s primary source of revenue is chartering its vessels to customers. The Company utilizes two primary forms of contracts, consisting of time-charter contracts and voyage charter contracts. The Company also generates revenue from the management and operation of vessels owned by equity-accounted joint ventures as well as providing corporate management services to such entities.
Time Charters
Pursuant to a time-charter contract, the Company charters a vessel to a customer for a fixed period of time, generally one year or more. The performance obligations of a time-charter contract, which include the lease of the vessel to the charterer as well as the operation of the vessel, are satisfied as services are rendered over the duration of such contract, as measured using the time that has elapsed from commencement of performance. In addition, any expenses unique to a particular voyage, including any fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions, are the responsibility of the customer, as long as the vessel is not off-hire. Hire is based on a fixed daily hire amount and is typically invoiced monthly in advance for time-charter contracts. However, certain sources of variability exist, including penalties, such as those that relate to periods the vessels are off-hire and where minimum speed and performance metrics are not met. In addition, certain time-charter contracts contain provisions allowing the Company to be compensated for increases in the Company's costs during the term of the charter. Such provisions may be in the form of annual hire rate adjustments for changes in inflation indices or interest rates or in the form of cost reimbursements for vessel operating expenditures or dry-docking expenditures. Finally, in a small number of charters, the Company may earn a profit share consideration, which occurs when actual spot rates earned by the vessel exceed certain thresholds for a period of time. The Company does not engage in any specific tactics to minimize residual value risk.
As at December 31, 2022, a substantial majority of the Company’s consolidated vessels operated under time-charter contracts with the Company’s customers. Such contracts are scheduled to expire between 2023 and 2039. Certain of these contracts result in situations whereby the customer will pay consideration up front for performance to be provided at a later date. The time-charter contracts for many of the Company's LNG carriers have options that permit the charterer to extend the contract for periods up to a total extension between one and 15 years. In addition, each of the Company's time-charter contracts are subject to certain termination and purchase provisions. As at December 31, 2022, the Company had $41.0 million of advanced payments recognized as contract liabilities (December 31, 2021 – $22.2 million) which are expected to be recognized as voyage revenues and are included in unearned revenue and other long-term liabilities on the Company's consolidated balance sheets. The Company recognized $22.2 million and $28.4 million of revenue for the years ended December 31, 2022 and 2021, respectively, that was recognized as a contract liability at the beginning of those years.
Voyage Charters
Voyage charters are charters for a specific voyage that are usually priced on a current or “spot” market rate. The performance obligations of a voyage charter contract, which typically include the lease of the vessel to the charterer as well as the operation of the vessel, are satisfied as services are rendered over the duration of the voyage, as measured using the time that has elapsed from commencement of performance. In addition, any expenses that are unique to a particular voyage, including any fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions, are the responsibility of the vessel owner. The Company’s voyage charters will normally contain a lease; however, judgment is necessary to determine this based upon the decision-making rights of the charterer under the contract. Consideration for such contracts is generally fixed, although certain sources of variability exist - for example, delays caused by the charterer result in additional consideration. Payment for the voyage is not due until the voyage is completed. The duration of a single voyage is typically less than three months. The Company does not engage in any specific tactics to minimize residual value risk due to the short-term nature of the contracts.
Management Fees and Other Income
The Company also generates revenue from the management and operation of vessels and the Bahrain LNG import terminal owned by the Company's equity-accounted joint ventures, as well as providing corporate management services to certain of these entities. Such services may include the arrangement of third-party goods and services for the vessel’s owner. The performance obligations within these contracts typically consist of crewing, technical management, insurance and, at times, commercial management. The performance obligations are satisfied concurrently and consecutively rendered over the duration of the management contract, as measured using the time that has elapsed from commencement of performance. Consideration for such contracts generally consists of a fixed monthly management fee, plus the reimbursement without markup of crewing costs for the vessels being managed. The monthly management fee and reimbursement of crewing costs are typically invoiced and paid on a monthly basis.
Revenue Table
The following tables contain the Company's revenue for the years ended December 31, 2022, 2021 and 2020, by contract type and by segment.

	Year Ended December 31, 2022			Year Ended December 31, 2021			Year Ended December 31, 2020
	LNG Segment $	NGL Segment $	Total $	LNG Segment $	NGL Segment $	Total $	LNG Segment $	NGL Segment $	Total $
Time charters	489,848	10,185	500,033	540,379	11,356	551,735	543,408	—	543,408
Voyage charters	—	38,862	38,862	—	35,979	35,979	—	38,687	38,687
Management fees and other income	85,585	—	85,585	10,117	—	10,117	9,008	—	9,008
	575,433	49,047	624,480	550,496	47,335	597,831	552,416	38,687	591,103
The following table contains the Company’s total revenue for the years ended December 31, 2022, 2021 and 2020, by contracts or components of contracts accounted for as leases and those not accounted for as leases:

	Year Ended December 31, 2022 $	Year Ended December 31, 2021 $	Year Ended December 31, 2020 $
Lease revenue
Lease revenue from lease payments of operating leases	467,323	508,932	505,029
Interest income on lease receivables	43,979	49,142	50,504
Variable lease payments – cost reimbursements(i)	5,198	5,755	5,398
	516,500	563,829	560,931
Non-lease revenue
Non-lease revenue – related to sales-type or direct financing leases	22,395	23,885	21,164
Management fees and other income	85,585	10,117	9,008
	107,980	34,002	30,172
Total	624,480	597,831	591,103
(i)Reimbursements for vessel operating expenditures and dry-docking expenditures received from the Company's customers relating to such costs incurred by the Company to operate the vessel for the customer pursuant to charter contracts accounted for as operating leases.

Net Investments in Direct Financing Leases
The two LNG carriers owned by Teekay BLT Corporation (or the Tangguh Joint Venture), in which the Company has a 70% ownership interest and which the Company consolidates, commenced their time-charter contracts with their charterers in 2009. Both time-charter contracts are accounted for as direct financing leases with 20-year terms. In addition, the 21-year charter contract for the Seapeak Bahrain FSU commenced in September 2018 and is accounted for as a direct finance lease.
The following table lists the components of the net investments in direct financing leases:

	December 31, 2022 $	December 31, 2021 $
Total lease payments to be received	638,959	703,214
Estimated unguaranteed residual value of leased properties	284,277	284,277
Initial direct costs	200	230
Less unearned revenue	(410,549)	(458,353)
Total net investments in direct financing leases	512,887	529,368
Less credit loss provision	(26,200)	(34,000)
Total net investments in direct financing leases, net	486,687	495,368
Less current portion	(16,335)	(14,860)
Net investments in direct financing leases, net	470,352	480,508

As at December 31, 2022, estimated lease payments to be received by the Company related to its direct financing leases in each of the next five succeeding fiscal years are approximately $64.0 million (2023), $64.3 million (2024), $64.2 million (2025), $64.2 million (2026), $64.2 million (2027) and an aggregate of $318.1 million thereafter. Two leases are expected to end in 2028 and the remaining lease is scheduled to end in 2039.
Operating Leases
As at December 31, 2022, scheduled future rentals to be received by the Company in each of the next five years for the lease and non-lease elements related to charters that were accounted for as operating leases are approximately $524.7 million (2023), $459.8 million (2024), $372.2 million (2025), $297.9 million (2026), and $166.3 million (2027). Scheduled future rentals on operating lease contracts do not include rentals from vessels in the Company's equity-accounted joint ventures, rentals from unexercised option periods of contracts that existed on December 31, 2022, variable or contingent rentals, or rentals from contracts which were entered into or commenced after December 31, 2022. Therefore, the scheduled future rentals on operating leases should not be construed to reflect total charter hire revenues for any of these five years.
The carrying amount of the Company's vessels which are employed on these charter contracts as at December 31, 2022, was $3.3 billion (December 31, 2021 – $2.6 billion). The cost and accumulated depreciation of these vessels employed on these charter contracts as at December 31, 2022 were $4.2 billion (December 31, 2021 – $3.5 billion) and $939.3 million (December 31, 2021 – $958.9 million), respectively.